Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Prospectus Date	rr_ProspectusDate	Jan. 02, 2025
First Trust Multi-Strategy Alternative ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Multi-Strategy Alternative ETF's (the “Fund”) investment objective is long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by allocating its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles. The alternative asset categories and strategies the Fund may employ include, but are not limited to, hedged equity, long/short, event driven, managed futures, commodities, real estate, opportunistic fixed income, relative value, currencies and global macro. A description of each is set forth below. The Fund will primarily gain exposure to these alternative asset categories and strategies through investments in exchange-traded products (“ETPs”) (including ETFs, exchange-traded notes (“ETNs”) and trusts backed by physical commodities or currencies). Alternative asset categories are those other than traditional equity, fixed income and cash. Alternative investment strategies are typically considered those that allocate capital based on investment approaches other than a traditional “long-only” approach. The market segments and strategies represented in ETPs that hold these asset classes or utilize these investment approaches typically have a lower correlation to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) and have performance and volatility characteristics that are affected by factors that may differ from those that determine the general direction of the equity and fixed income markets. Exposure to these alternative asset categories and investment strategies may help diversify risk, enhance returns or generate higher yield than traditional investments. The alternative asset categories and strategies to which the Fund may have exposure include, but are not limited to, hedged equity, long/short, event driven, managed futures, commodities, real estate, opportunistic fixed income, relative value, currencies and global macro. A brief description of each is set forth below: ●Hedged Equity: a strategy that seeks to participate in the upside of the equity markets while maintaining a hedge to reduce the amount of loss in the event of a decline in the market value of equity securities. ●Long/Short: a strategy that seeks to gain exposure (both long and short) to an asset class, seeking to profit by the long positions rising (falling) by more (less) than the short securities. ●Event Driven: a strategy that seeks to exploit pricing inefficiencies that may occur before or after a corporate event, such as a merger, acquisition or bankruptcy. ●Managed Futures: a strategy that uses an actively managed portfolio of long and short futures contracts that seeks to benefit from trends in the asset classes represented by the futures contracts. Such futures contracts may be on commodities, currencies, U.S. and global equity indices, U.S. and global bonds, and U.S. and global interest rate indices. ●Commodities: a strategy that seeks to benefit from changes in value of physical commodities by investing in commodity-related futures contracts. ●Real Estate: a non-traditional asset class composed of securities that provide exposure to the real estate market. ●Opportunistic Fixed Income: a strategy that seeks to benefit from investments in the fixed income markets that are not tethered to traditional fixed income benchmarks including unconstrained bonds, non-traditional bonds (e.g., convertible securities, mortgage-related securities and high yield or "junk" bonds), long/short fixed income, credit opportunities, asset-backed and relative value fixed income. ●Relative Value: a strategy that seeks to exploit a valuation discrepancy in the relationship between multiple securities by buying and selling different securities, sometimes simultaneously. ●Currencies: a strategy that provides investors exposure to the relative value of a currency or basket of currencies or strategies that are used for gaining exposure to potential changes in currency exchange rates. ●Global Macro: a strategy that focuses on opportunities driven by top down themes, trends or dislocations often driven by economics, monetary policy, fiscal or political policies impacting capital markets as opposed to individual security attributes. In selecting the Fund’s portfolio, the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), first identifies alternative asset categories or strategies and the ETPs in which those asset categories and strategies are offered. Each potential ETP is then evaluated on a number of characteristics, including its correlation to traditional asset classes, its total return profile, its standard deviation of returns and other exposures the Advisor believes are relevant. Once complete, the Advisor incorporates market-related data to analyze the broader macroeconomic landscape. This information informs the Advisor’s decision on how best to position the exposures in the Fund’s portfolio. The Advisor then constructs multiple prospective portfolios to help evaluate various risk/return considerations. This process facilitates the Advisor’s selection of the Fund’s portfolio in accordance with the Fund’s portfolio objective, risk environment and compliance guidelines. The Fund may invest in ETPs that hold a broad range of equity and fixed income securities. An underlying ETP's equity exposure may include investments in common and preferred stock issued by small, mid, or large capitalization U.S. and non-U.S. corporations, real estate investment trusts ("REITs"), master limited partnerships ("MLPs") and depositary receipts. An underlying ETP's fixed income exposure may include investments in asset-backed securities, bank loans, collateralized loan obligations ("CLOs"), credit default swaps, U.S. corporate bonds, mortgage-related securities, municipal securities, restricted securities (such as Rule 144A securities), securities issued by non-U.S. corporations and governments, securities issued or guaranteed by the U.S government or its agencies, instrumentalities or government-sponsored entities, and other debt securities bearing fixed, floating or variable interest rates of any maturity or credit quality. The Fund may hold ETPs that invest principally in securities rated below investment grade by one or more nationally recognized statistical rating organizations (commonly referred to as “high yield” or “junk” bonds). An underlying ETP's investments in asset-backed securities and mortgage-related securities may include non-agency, non-government sponsored entity securities and other privately-issued securities. An underlying ETP may also utilize derivatives instruments, including forwards, futures, options and swaps, for a variety of reasons, including providing short or long exposure to various assets, indexes or interest rates and to hedge risks. Such ETPs may also use derivatives to gain leveraged exposure to their reference asset. To the extent that the Advisor wishes to provide the Fund exposure to a particular asset category or investment strategy through an ETP, the Advisor will give preference to ETPs to which it also serves as investment advisor, even in circumstances where an unaffiliated ETP that offers exposure to the same asset class or investment strategy may have lower fees or better performance over certain time periods. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have performance information available for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have performance information available for a full calendar year.
First Trust Multi-Strategy Alternative ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust Multi-Strategy Alternative ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust Multi-Strategy Alternative ETF | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ASSET-BACKED SECURITIES RISK. Certain ETPs in which the Fund may invest hold asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an underlying ETP.
First Trust Multi-Strategy Alternative ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount (the difference between the market price of the Fund's shares and the Fund's net asset value) and possibly face delisting and the bid/ask spread (the difference between the price that someone is willing to pay for shares of the Fund at a specific point in time versus the price at which someone is willing to sell) on the Fund’s shares may widen.
First Trust Multi-Strategy Alternative ETF | Bank Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	BANK LOANS RISK. Certain ETPs in which the Fund may invest hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If an underlying ETP holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the underlying ETP, particularly for second lien loans or other junior or subordinated loans held by an underlying ETP; provided, however, that some loans are not secured by any collateral. The underlying ETP’s rights to collateral also may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the underlying ETP to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and an underlying ETP may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Multi-Strategy Alternative ETF | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CALL RISK. Certain ETPs in which the Fund may invest hold debt securities that subject them to call risk. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. An underlying ETP is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. An underlying ETP would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the underlying ETP’s income.
First Trust Multi-Strategy Alternative ETF | Clearing Broker Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CLEARING BROKER RISK. To the extent the Fund invests in ETPs which invest in commodity futures contracts through a clearing broker, the failure or bankruptcy of such a clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as an underlying ETP, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.
First Trust Multi-Strategy Alternative ETF | CLO Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CLO RISK. Certain ETPs in which the Fund may invest hold CLOs. CLOs bear many of the same risks as other forms of asset-backed securities, including credit risk, interest rate risk, liquidity risk and valuation risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk, expected maturity, priority of payment and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying loans are typically borne first by the holders of subordinate tranches. Investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of one or more subordinate classes, or market anticipation of defaults and investor aversion to CLO securities as a class.
First Trust Multi-Strategy Alternative ETF | Commodities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COMMODITIES RISK. Certain ETPs in which the Fund may invest have exposure to commodities, including agricultural products (such as wheat and cattle), energy products (such as oil and natural gas) and metals (such as gold, silver and platinum). Commodity prices can have significant volatility, and exposure to commodities can cause the value of an underlying ETP’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.
First Trust Multi-Strategy Alternative ETF | Commodity Regulatory Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COMMODITY REGULATORY RISK. Certain ETPs in which the Fund may invest hold commodity-linked derivative instruments that subject them to commodity regulatory risk. The investment decisions of such underlying ETPs may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting an underlying ETP to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of an underlying ETP is impossible to predict, but could be substantial and adverse to an underlying ETP.
First Trust Multi-Strategy Alternative ETF | Commodity Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COMMODITY TRUST RISK. Certain ETPs in which the Fund may invest are structured as commodity trusts. Such trusts are not registered as an investment company under the 1940 Act. Consequently, shareholders in such trusts, including the Fund, do not have the regulatory protections provided to investors in registered investment companies. As a shareholder in another trust, the Fund bears its proportionate share of the trust’s expenses, subjecting Fund shareholders to duplicative expenses. Additionally, investment in shares of such trusts subjects the Fund to the risks of owning the assets held by the trust. Lastly, shares of such commodity trusts may trade below, at or above their net asset value because the shares trade on the secondary market.
First Trust Multi-Strategy Alternative ETF | Commodity Linked Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COMMODITY-LINKED DERIVATIVES RISK. Certain ETPs in which the Fund may invest hold commodity-linked derivatives. Investments linked to the prices of commodities may be considered speculative. Significant investment exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors or commodity-specific factors. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes. A liquid secondary market may not exist for certain commodity-linked derivatives, which may make it difficult for an underlying ETP to sell them at a desirable price or at the price at which it is carrying them.
First Trust Multi-Strategy Alternative ETF | Conflict Of Interest Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CONFLICT OF INTEREST RISK. The Fund may invest in other ETPs that are also advised by, or are otherwise affiliated with, the Advisor. Because the Fund pays management fees in connection with its investments in other ETPs, the Advisor has a financial incentive to cause the Fund to invest in ETPs for which it also serves as investment advisor. The Advisor may invest in an affiliated ETP even in circumstances where an unaffiliated ETP may have lower fees or better performance over certain time periods.
First Trust Multi-Strategy Alternative ETF | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CONVERTIBLE SECURITIES RISK. Certain ETPs in which the Fund may invest hold convertible securities. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.
First Trust Multi-Strategy Alternative ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COUNTERPARTY RISK. Certain ETPs in which the Fund may invest may be subject to counterparty risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to an underlying ETP. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation to an underlying ETP may result in significant financial loss to an underlying ETP. An underlying ETP may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
First Trust Multi-Strategy Alternative ETF | Credit Default Swaps Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT DEFAULT SWAPS RISK. The Fund may invest in ETPs that use credit default swap transactions. Credit default swap transactions involve greater risks than if the underlying ETP had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risks. With respect to a reference obligation, a buyer will lose its investment and recover nothing should no event of default occur. For a seller, if an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value. When the underlying ETP acts as a seller of a credit default swap agreement, it is exposed to the risks of leverage since if an event of default occurs with respect to a reference obligation, the seller must pay the buyer the full notional value of the reference obligation.
First Trust Multi-Strategy Alternative ETF | Credit Rating Agency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RATING AGENCY RISK. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. First Trust makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by an underlying ETP or securities in which an underlying ETP would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as an underlying ETP’s performance.
First Trust Multi-Strategy Alternative ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RISK. Certain ETPs in which the Fund may invest hold securities that subject them to credit risk. An issuer or other obligated party of a debt security held by an underlying ETP may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
First Trust Multi-Strategy Alternative ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENCY RISK. Certain ETPs in which the Fund may invest hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in an underlying ETP’s portfolio. An underlying ETP’s net asset value could decline if a currency to which an underlying ETP has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in such an underlying ETP may change quickly and without warning.
First Trust Multi-Strategy Alternative ETF | Currency Linked Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENCY-LINKED DERIVATIVES RISK. Certain ETPs in which the Fund may invest hold currency-linked derivatives. Investments linked to the prices of currencies may be considered speculative. Significant investment exposure to currencies may subject the Fund to greater volatility than investments in traditional securities. Therefore, the value of such instruments may be volatile and fluctuate widely based on a variety of macroeconomic factors, currency-specific factors and exchange rates. Foreign exchange rates are influenced by a variety of factors, including the following: (i) national debt levels and trade deficits; (ii) domestic and foreign inflation rates; (iii) investors’ expectations concerning inflation rates; (iv) domestic and foreign interest rates; (v) investment and trading activities by market participants; and (vi) global or regional political, economic or financial events and situations. At times, price fluctuations may be quick and significant and may not correlate to price movements in other asset classes. A liquid secondary market may not exist for certain currency-linked derivatives, which may make it difficult for an underlying ETP to sell them at a desirable price or at the price at which it is carrying them. Currency-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade or the applicable clearing house may default or otherwise fail to perform. In addition, each exchange or trading facility on which the derivatives are traded has the right to suspend or limit trading in all futures or other instruments that it lists.
First Trust Multi-Strategy Alternative ETF | Current Market Conditions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust Multi-Strategy Alternative ETF | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust Multi-Strategy Alternative ETF | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DEBT SECURITIES RISK. Certain ETPs in which the Fund may invest hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying ETP may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
First Trust Multi-Strategy Alternative ETF | Depositary Receipts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DEPOSITARY RECEIPTS RISK. Certain ETPs in which the Fund may invest hold depositary receipts. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
First Trust Multi-Strategy Alternative ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DERIVATIVES RISK. Certain ETPs in which the Fund may invest utilize derivatives. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause an underlying ETP to liquidate portfolio positions when it would not be advantageous to do so. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.
First Trust Multi-Strategy Alternative ETF | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK. Certain ETPs in which the Fund may invest hold equity securities. The value of an underlying ETP’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
First Trust Multi-Strategy Alternative ETF | ETF Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF RISK. The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
First Trust Multi-Strategy Alternative ETF | ETN Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETN RISK. ETNs are unsecured debt obligations. As such, ETNs are subject to the credit risk of the issuer, and the value of an ETN may drop due to a downgrade in the issuer’s credit rating, despite the ETN’s underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. While ETNs are exchange-traded, a trading market may not develop, limiting liquidity and adversely affecting the market value of the ETN. Lastly, ETNs are not registered as investment companies under the 1940 Act. Consequently, holders of ETNs, including the Fund, do not have the regulatory protections provided to investors in registered investment companies.
First Trust Multi-Strategy Alternative ETF | Extension Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	EXTENSION RISK. Certain ETPs in which the Fund may invest hold debt securities that subject them to extension risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
First Trust Multi-Strategy Alternative ETF | Floating Rate Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	FLOATING RATE SECURITIES RISK. Certain ETPs in which the Fund may invest hold floating rate securities. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing an underlying ETP to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.
First Trust Multi-Strategy Alternative ETF | Forward Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	FORWARD CONTRACTS RISK. Certain ETPs in which the Fund may invest hold forward contracts. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference asset at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to an underlying ETP, exceeding the amount of the margin paid. Forward contracts can increase an underlying ETP’s risk exposure to underlying reference asset and their attendant risks, such as credit risk, currency risk, market risk, and interest rate risk, while also exposing an underlying ETP to counterparty risk, liquidity risk and valuation risk, among others.
First Trust Multi-Strategy Alternative ETF | Futures Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	FUTURES CONTRACTS RISK. Certain ETPs in which the Fund may invest hold futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin an underlying ETP is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. In the event no secondary market exists for a particular contract, it might not be possible to effect closing transactions, and an underlying ETP will be unable to terminate the derivative. If an underlying ETP uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of an underlying ETP's investments that are the subject of such hedge. The prices of futures contracts may not correlate perfectly with movements in the securities or index underlying them.
First Trust Multi-Strategy Alternative ETF | High Yield Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	HIGH YIELD SECURITIES RISK. Certain ETPs in which the Fund may invest hold high yield securities. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for an underlying ETP.
First Trust Multi-Strategy Alternative ETF | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INCOME RISK. Certain ETPs in which the Fund may invest hold securities that subject them to income risk. An underlying ETP’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying ETP may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying ETP otherwise needs to purchase additional debt securities.
First Trust Multi-Strategy Alternative ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INFLATION RISK. Certain ETPs in which the Fund may invest hold securities that subject them to inflation risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of an underlying ETP’s assets and distributions may decline.
First Trust Multi-Strategy Alternative ETF | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INTEREST RATE RISK. Certain ETPs in which the Fund may invest hold securities that subject them to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an underlying ETP’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying ETP may be subject to a greater risk of rising interest rates than would normally be the case during periods of low interest rates. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. Higher sensitivity to interest rates is generally correlated with higher levels of volatility and, therefore, greater risk. As the value of a debt security changes over time, so will its duration.
First Trust Multi-Strategy Alternative ETF | Large Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LARGE CAPITALIZATION COMPANIES RISK. Certain ETPs in which the Fund may invest hold securities that subject them to large capitalization companies risk. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
First Trust Multi-Strategy Alternative ETF | Leverage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LEVERAGE RISK. Certain ETPs in which the Fund may invest utilize leverage. Leverage may result in losses that exceed the amount originally invested and may accelerate the rates of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in an underlying ETP’s exposure to an asset or class of assets and may cause the value of the underlying ETP’s shares to be volatile and sensitive to market swings.
First Trust Multi-Strategy Alternative ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LIQUIDITY RISK. The Fund may invest in ETPs with investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, an underlying fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the underlying fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.
First Trust Multi-Strategy Alternative ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
First Trust Multi-Strategy Alternative ETF | Market Maker Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
First Trust Multi-Strategy Alternative ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust Multi-Strategy Alternative ETF | Merger Arbitrage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MERGER ARBITRAGE RISK. The Fund may invest in ETPs that utilize a merger arbitrage investing strategy. Investments in companies that are the subject of a publicly-announced transaction carry the risk the transaction is renegotiated, takes longer to complete than originally planned and that the transaction is never completed. Any such event could cause the Fund to incur a loss. In the case of an investment in a potential target company, if the proposed transaction appears likely not to be consummated, in fact is not consummated, or is delayed, the market price of the security will usually decline sharply, resulting in a loss to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions.
First Trust Multi-Strategy Alternative ETF | MLP Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MLP RISK. Certain ETPs in which the Fund may invest hold MLPs. Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission (“FERC”) changed its long-standing tax allowance policy which no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.
First Trust Multi-Strategy Alternative ETF | Mortgage Related Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MORTGAGE-RELATED SECURITIES RISK. Certain ETPs in which the Fund may invest hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETP more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. The incidence of borrower defaults or delinquencies may rise significantly during financial downturns and could adversely affect the value of mortgage-related securities held by an underlying ETP. Events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events that result in broad and simultaneous financial hardships for individuals and businesses could have a significant negative impact on the value of mortgage-related securities. Mortgage-related securities are particularly sensitive to prepayment risk and extension risk, given that mortgage loans generally allow borrowers to refinance. In periods of declining interest rates, borrowers may be more apt to prepay their mortgage sooner than expected. This can reduce the returns to the security holder as the amount of interest related to the price may be reduced while the proceeds may have to be reinvested at lower prevailing interest rates. This is prepayment risk. In periods of rising interest rates, borrowers may be less likely to refinance than expected thus extending the cash flows of the security such that there is increased downward price sensitivity to interest rate changes. This is extension risk. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETP's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.
First Trust Multi-Strategy Alternative ETF | Municipal Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MUNICIPAL SECURITIES RISK. Certain ETPs in which the Fund may invest hold municipal securities. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by an underlying ETP may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. In addition, income from municipal securities held by an underlying ETP could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by an underlying ETP to be taxable and may result in a significant decline in the values of such municipal securities. Due to the COVID-19 pandemic, the risks of the municipal securities market have been magnified. The costs associated with combating the pandemic and the negative impact on tax revenues has adversely affected the financial condition of many states and political subdivisions. These risks may also adversely affect several sectors of the municipal bond market, such as airports, toll roads, hospitals and colleges, among many others. The full impact of the COVID-19 pandemic on state and political subdivisions’ ability to make payments on debt obligations is impossible to predict, but could negatively impact the value of bonds, the ability of state and political subdivisions to make payments when due and the performance of an underlying ETP.
First Trust Multi-Strategy Alternative ETF | Non Agency Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	NON-AGENCY SECURITIES RISK. Certain ETPs in which the Fund may invest hold non-agency securities. Investments in asset-backed or mortgage-related securities offered by non-governmental issuers, such as commercial banks, savings and loans, private mortgage insurance companies, mortgage bankers and other secondary market issuers are subject to additional risks. There are no direct or indirect government or agency guarantees of payments in loan pools created by non-government issuers. Securities issued by private issuers are subject to the credit risks of the issuers. An unexpectedly high rate of defaults on the loan pool may adversely affect the value of a non-agency security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of pools that include subprime loans. Non-agency securities are typically traded “over-the-counter” rather than on a securities exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held by an underlying ETP may be particularly difficult to value because of the complexities involved in assessing the value of the underlying loans and the value of these securities can change dramatically over time.
First Trust Multi-Strategy Alternative ETF | Risk Nondiversified [Member]
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Risk [Text Block]	rr_RiskTextBlock	NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
First Trust Multi-Strategy Alternative ETF | Non US Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	NON-U.S. SECURITIES RISK. Certain ETPs in which the Fund may invest hold non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.
First Trust Multi-Strategy Alternative ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust Multi-Strategy Alternative ETF | Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	OPTIONS RISK. Certain ETPs in which the Fund may invest hold options. The use of options involves investment strategies and risks different from those associated with traditional equities or fixed income securities. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on an underlying ETP's ability to terminate option positions at times deemed desirable to do so. There is no assurance that an underlying ETP will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.
First Trust Multi-Strategy Alternative ETF | Preferred Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREFERRED SECURITIES RISK. Certain ETPs in which the Fund may invest hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
First Trust Multi-Strategy Alternative ETF | Premium Discount Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.
First Trust Multi-Strategy Alternative ETF | Prepayment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREPAYMENT RISK. Certain ETPs in which the Fund may invest hold debt securities that subject them to prepayment risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying ETP may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying ETP to change.
First Trust Multi-Strategy Alternative ETF | REIT Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	REIT RISK. Certain ETPs in which the Fund may invest hold REITs. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
First Trust Multi-Strategy Alternative ETF | Restricted Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	RESTRICTED SECURITIES RISK. Certain ETPs in which the Fund may invest hold restricted securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. An underlying ETP may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.
First Trust Multi-Strategy Alternative ETF | Senior Loan Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SENIOR LOAN RISK. Certain ETPs in which the Fund may invest hold senior loans. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder an underlying ETP’s ability to reprice credit risk associated with a particular borrower and reduce an underlying ETP’s ability to restructure a problematic loan and mitigate potential loss. As a result, an underlying ETP’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions. Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If an underlying ETP holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of an underlying ETP to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and an underlying ETP may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Multi-Strategy Alternative ETF | Short Sales Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SHORT SALES RISK. Certain ETPs in which the Fund may invest utilize short sales. In connection with a short sale of a security or other instrument, an underlying ETP is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which an underlying ETP replaces the security or other instrument borrowed to make the short sale, the underlying ETP will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.
First Trust Multi-Strategy Alternative ETF | Significant Exposure Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a significant percentage of its assets in ETPs that invest in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
First Trust Multi-Strategy Alternative ETF | Smaller Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SMALLER COMPANIES RISK. Certain ETPs in which the Fund may invest hold the securities of small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
First Trust Multi-Strategy Alternative ETF | Sovereign Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SOVEREIGN DEBT SECURITIES RISK. Certain ETPs in which the Fund may invest hold sovereign debt securities. Sovereign debt securities that are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.
First Trust Multi-Strategy Alternative ETF | Swap Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SWAP AGREEMENTS RISK. Certain ETPs in which the Fund may invest hold swap agreements. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for an underlying ETP to liquidate a swap position at an advantageous time or price, which may result in significant losses.
First Trust Multi-Strategy Alternative ETF | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
First Trust Multi-Strategy Alternative ETF | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. GOVERNMENT SECURITIES RISK. Certain ETPs in which the Fund may invest hold U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.
First Trust Multi-Strategy Alternative ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VALUATION RISK. An underlying ETP may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that an underlying ETP could sell or close out a portfolio position for the value established for it at any time, and it is possible that an underlying ETP would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by an underlying ETP at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
First Trust Multi-Strategy Alternative ETF | Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VOLATILITY RISK. Certain ETPs in which the Fund may invest hold securities that subject them to volatility risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. An underlying ETP may invest in securities or financial instruments that exhibit more volatility than the market as a whole. Such exposures could cause an underlying ETP’s net asset value to experience significant increases or declines in value over short periods of time.
First Trust Multi-Strategy Alternative ETF | First Trust Multi-Strategy Alternative ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[ctag:span_t-rule1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees[ctag:span_t-indent1]	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees[ctag:span_t-indent1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses[ctag:span_t-indent1]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses[ctag:span_t-indent1-rule]	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses[ctag:span_t-indent1-rule3]	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 120
3 Years	rr_ExpenseExampleNoRedemptionYear03	375
5 Years	rr_ExpenseExampleNoRedemptionYear05	649
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,432